Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Investments in associates:
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 36,773	₩ 11,966
Loan		58,200	24,800
Recover		(18,800)
Other	[1]	(780)	7
Ending		75,393	36,773
Nomura investment property trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,973	11,966
Loan		0	0
Recover		0	0
Other	[1]	0	7
Ending		11,973	11,973
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Significant loan transactions with related parties [Line Items]
Loan		10,000
Other	[1]	(312)
Ending		9,688
EDNCENTRAL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Loan		20,000
Recover		0
Other	[1]	(619)
Ending		19,381
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		24,000	0
Loan		0	24,000
Recover		0	0
Other	[1]	0	0
Ending		24,000	24,000
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Loan		28,200
Recover		(18,800)
Other	[1]	0
Ending		9,400
IMM Global Private Equity Fund
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		800	0
Loan		0	800
Recover		0	0
Other	[1]	0	0
Ending		800	₩ 800
COSPEC BIM tech
Related parties - Significant loan transactions with related parties [Line Items]
Loan		0
Recover		0
Other	[1]	151
Ending		₩ 151

[1]	The effect on changes in allowance for credit loss is included.